Intangible assets (Details Narrative) $ in Millions, $ in Millions		12 Months Ended
	Dec. 30, 2016	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 ARS ($)	Jun. 29, 2011 USD ($)
Discontinued Operations [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge		$ 238	$ 31
Barter Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Description of revocation	In 2013, a neighborhood association secured a preliminary injunction which suspended the works to be carried out by TGLT in the property and started a claim against GCBA and TGLT.
recognition loss		27,700,000
Costs [member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge		482	487
General And Administrative Expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge		399	333
General And Administrative Expenses [Member] | USD
Disclosure of detailed information about intangible assets [line items]
Principal amount				$ 12,800,000
Selling Expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge		$ 880	$ 1,231